ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2023
TEC Distribution LLC [Member]
Summary of tangible and intangible assets acquired and liabilities assumed
The table below presents the allocation of the total consideration to tangible and intangible assets acquired and liabilities assumed from the acquisition of our 80% controlling interest in TEC based on their respective fair values as of April 9, 2021:

Accounts receivable	$33,315
Inventories	71,325
Other current assets	962
Property and equipment	2,590
Operating lease ROU assets	53,829
Goodwill	18,724
Intangibles	19,900
Current portion of long-term liabilities	(5,855)
Accounts payable	(25,393)
Accrued expenses and other current liabilities	(14,654)
Operating lease liabilities, net of current portion	(48,046)

Total	$106,697

Gateway Supply Company, Inc. [Member]
Summary of tangible and intangible assets acquired and liabilities assumed
The table below presents the allocation of the total consideration to tangible and intangible assets acquired and liabilities assumed from the acquisition of GWS based on their respective fair values as of September 1, 2023:

Accounts receivable	$21,159
Inventories	37,098
Other current assets	319
Property and equipment	3,213
Operating lease ROU assets	15,737
Goodwill	25,098
Intangibles	44,000
Other assets	86
Current portion of long-term liabilities	(3,633)
Accounts payable	(8,306)
Accrued expenses and other current liabilities	(4,934)
Operating lease liabilities, net of current portion	(12,434)
Finance lease liabilities, net of current portion	(1,431)
Other liabilities	(13,429)

Total	$102,543